As filed with the Securities and Exchange Commission on September 29, 2009
Registration Nos. 33-54126
811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

                                               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ☒

                    Pre-Effective Amendment No.                                          ☐

                    Post-Effective Amendment No. 76                                   ☒

                                       and

                             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

                              Amendment No. 80                                               ☒
_______________________________

BARCLAYS GLOBAL INVESTORS FUNDS
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-877-244-1544
_______________________________

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Name and Address of Agent for Service)
_______________________________

With copies  to:

Leonard A. Pierce Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, MA 02109	Robert Zivnuska Barclays Global Investors, N.A. 400 Howard Street San Francisco, CA 94105
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on October 29, 2009 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 76 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 80 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Barclays Global Investors Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 29, 2009, the effectiveness of Post-Effective Amendment No. 72 under the Securities Act (Amendment No. 76 under the 1940 Act) to the Registrant’s Registration Statement, filed on May 13, 2009, pursuant to paragraph (a) of Rule 485 under the Securities Act.  The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 73 on July 24, 2009, in Post-Effective Amendment No. 74 on August 14, 2009, and in Post-Effective Amendment No. 75 on August 31, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 76 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Barclays Global Investors Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of September 2009.

             BARCLAYS GLOBAL INVESTORS FUNDS

             By      /s/ Jack Gee
                 Jack Gee
                 Treasurer
                 (Chief Financial Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                                  Title                                                                                           Date

*
                                                                                                                  Trustee and President                                                             September 29, 2009
H. Michael Williams                                                                               (Chief Executive Officer)

*
____________________________                                                 Trustee                                                                                      September 29, 2009
Mary G.F. Bitterman

*
____________________________                                                 Trustee                                                                                      September 29, 2009
A. John Gambs

*
____________________________                                                 Trustee                                                                                      September 29, 2009
Lee T. Kranefuss

*
____________________________                                                 Trustee                  September 29, 2009
Hayne E. Leland

*
____________________________                                                 Trustee                                                                                      September 29, 2009
Jeffrey M. Lyons

*
____________________________                                                  Trustee                                                                                     September 29, 2009
Wendy Paskin-Jordan

            *
____________________________                                                  Trustee                                                                                     September 29, 2009
Leo Soong

/s/ Jack Gee                                                                                              Treasurer
Jack Gee                                                                                                    (Chief Financial Officer)                                                         September 29, 2009

By: /s/ Jack Gee
      Jack Gee*

*	As Attorney-in-Fact pursuant to the powers of attorney, each dated March 19, 2009, incorporated by reference to Post-Effective Amendment No. 71 filed on April 30, 2009.